Operating Segments	12 Months Ended
Dec. 31, 2024
Operating Segments
Operating Segments

5.                 OPERATING SEGMENTS

The operating segments of the Company and its subsidiaries reflect their management and their organizational structure, in which the Company’s chief operating decision maker (CODM) evaluates the operating segments performance and used to monitoring its results.

The segment information is disclosed separately into the following 6 reportable segments:

•             Generation: comprise production of energy from hydroelectric, wind and solar facilities, being characterized for the sale of the energy produced by the Company itself in the Regulated Market (‘ACR’); under physical guarantee quotas; and to the segment of Trading.

•             Transmission: comprise construction, operation and maintenance of transmission lines and substations.

•             Trading: comprises the sale of electricity to free customers and the provision of related services. To serve the market, the trading segment buys energy from the generation segment, and/or from parties outside the Cemig group.

•             Distribution: comprises the distribution and sale of electricity to captive customers, and the operation and maintenance of infrastructure and related services.

•             Gas: this business segment includes commercial operation of industrial, institutional and residential distribution and sale of piped gas in the State of Minas Gerais.

•             Investees: Comprise management of the equity interests in jointly controlled, in line with the Company’s business strategies. The results of the Parent Company, with holding activities, and of the subsidiary Cemig Sim are also included in this segment.

Transfer of energy from the generation activity to the trading activity comprises a transaction between segments, since it consists of obtaining of revenue from the sale of energy generated, and costs for purchase of energy to be traded - these are measured at sale prices estimated in accordance with criteria based on the Company’s model for management of these businesses, using market prices as a reference.

Information by Segment as of and for The Year Ended December 31, 2024
Description	Energy				Gas	Investees	Eliminations (1)	Total
	Generation	Transmission	Trading	Distribution
NET REVENUE	2,919	1,293	7,279	26,617	3,477	131	(1,896)	39,820

COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID	(383)	-	(6,509)	(14,735)	(2,127)	(86)	1,862	(21,978)

COSTS AND EXPENSES (2)
Personnel	(150)	(149)	(29)	(968)	(73)	(44)	-	(1,413)
Employees’ and managers’ profit sharing	(18)	(16)	(2)	(104)	-	(19)	-	(159)
Post-employment obligations	(51)	(32)	(7)	(323)	-	(71)	-	(484)
Materials, outsourced services and other expenses (revenues)	(249)	(97)	(26)	(2,295)	(83)	(97)	34	(2,813)
Depreciation and amortization	(325)	(9)	-	(922)	(98)	(22)	-	(1,376)
Operating provisions and impairment (3)	8	5	(76)	(8)	(1)	(63)	-	(135)
Construction costs	-	(290)	-	(4,379)	(333)	-	-	(5,002)
Other revenues	43	1,521	-	-	-	1,631	-	3,195
Total costs and expenses of operation	(742)	933	(140)	(8,999)	(588)	1,315	34	(8,187)

COSTS AND EXPENSES	(1,125)	933	(6,649)	(23,734)	(2,715)	1,229	1,896	(30,165)

Share of profit of equity-accounted investees and joint ventures, net of taxes	-	-	-	-	-	224	-	224

INCOME BEFORE FINANCE INCOME (EXPENSES)	1,794	2,226	630	2,883	762	1,584	-	9,879
Finance net income (expenses)	(180)	(108)	24	(17)	(52)	(188)	-	(521)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	1,614	2,118	654	2,866	710	1,396	-	9,358
Income tax and social contribution tax	(334)	(557)	(136)	(662)	(213)	(337)	-	(2,239)
NET INCOME FOR THE YEAR	1,280	1,561	518	2,204	497	1,059	-	7,119
Equity holders of the parent	1,280	1,561	518	2,204	495	1,059	-	7,117
Non-controlling interests	-	-	-	-	2	-	-	2

(1)	The reconciliation between the values of the reportable segments and the accounting information on revenues and costs reflects the elimination of intercompany transactions.
(2)

The information on operational costs and expenses separated by type is segregated in accordance with the internal business model, which has immaterial differences in relation to the accounting information.

(3)	Includes the impairment loss on Cemig GT’s investment in Aliança Norte, disclosed in Investees Segment.

Information by Segment as of and for The Year Ended December 31, 2023
Description	Energy				Gas	Investees	Eliminations (1)	Total
	Generation	Transmission	Trading	Distribution
NET REVENUE	2,875	1,091	7,686	23,348	3,618	18	(1,786)	36,850

COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID	(347)	-	(6,318)	(12,656)	(2,237)	(4)	1,740	(19,822)

COSTS AND EXPENSES (2)
Personnel	(148)	(137)	(27)	(875)	(73)	(48)	-	(1,308)
‘Employees and managers’ profit sharing	(16)	(16)	(3)	(102)	-	(20)	-	(157)
Post-employment obligations	(59)	(36)	(8)	(400)	-	(88)	-	(591)
Materials, outsourced services and other expenses (revenues)	(223)	(88)	(18)	(2,157)	(63)	275	46	(2,228)
Depreciation and amortization	(327)	(1)	-	(834)	(94)	(18)	-	(1,274)
Operating provisions and impairment	(29)	(14)	(7)	(455)	2	(106)	-	(609)
Construction costs	-	(172)	-	(3,600)	(300)	-	-	(4,072)
Total costs and expenses of operation	(802)	(464)	(63)	(8,423)	(528)	(5)	46	(10,239)

COSTS AND EXPENSES	(1,149)	(464)	(6,381)	(21,079)	(2,765)	(9)	1,786	(30,061)

Share of profit of equity-accounted investees and joint ventures, net of taxes	(2)	-	-	-	-	434	-	432
Gains arising from the sale of non-current asset held for sale	-	-	-	-	-	9	-	9
Result of business combination	-	-	-	-	-	-	-	-

INCOME BEFORE FINANCE INCOME (EXPENSES)	1,724	627	1,305	2,269	853	452	-	7,230
Finance net income (expenses)	(11)	(48)	82	(253)	(9)	(140)	-	(379)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	1,713	579	1,387	2,016	844	312	-	6,851
Income tax and social contribution tax	(326)	(114)	(428)	(405)	(248)	437	-	(1,084)
NET INCOME FOR THE YEAR	1,387	465	959	1,611	596	749	-	5,767
Equity holders of the parent	1,387	465	959	1,611	593	749	-	5,764
Non-controlling interests	-	-	-	-	3	-	-	3

(1)	The reconciliation between the values of the reportable segments and the accounting information on revenues and costs reflects the elimination of intercompany transactions.
(2)

The information on operational costs and expenses separated by type is segregated in accordance with the internal business model, which has immaterial differences in relation to the accounting information.

Information by Segment as of and for The Year Ended December 31, 2022 (restated)
Description	Energy				Gas	Investees	Eliminations (1)	Total
	Generation	Transmission	Trading	Distribution
NET REVENUE	2,661	1,195	7,918	20,919	3,690	7	(1,927)	34,463

COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID	(331)		(6,880)	(11,938)	(2,735)	(1)	1,865	(20,020)

OPERATING COSTS AND EXPENSES (3)
Personnel	(162)	(135)	(12)	(913)	(66)	(64)		(1,352)
‘Employees and managers’ income sharing	(15)	(11)	(6)	(40)	-	(11)		(83)
Post-employment obligations	(66)	(42)	(10)	(421)	-	(87)		(626)
Materials, outsourced services and other expenses (revenues)	(395)	(96)	(14)	(1,786)	(57)	(84)	62	(2,370)
Depreciation and amortization	(328)	-	-	(738)	(91)	(25)		(1,182)
Operating provisions and impairment	(18)	(3)	(34)	(398)	-	(3)		(456)
Construction costs		(291)	-	(3,193)	(52)	-		(3,536)
Total costs and expenses of operation	(984)	(578)	(76)	(7,489)	(266)	(274)	62	(9,605)

OPERATING COSTS AND EXPENSES	(1,315)	(578)	(6,956)	(19,427)	(3,001)	(275)	1,927	(29,625)

Share of profit of equity-accounted investees and joint ventures, net of taxes	(2)	3				842		843
Fair value of business combination	-					5		5

OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)	1,344	620	962	1,492	689	579	—	5,686
Finance net income (expenses)	(150)	(96)	34	(1,115)	(9)	(230)		(1,566)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	1,194	524	996	377	680	349	-	4,120
Income tax and social contribution tax	(307)	(174)	(314)	67	(199)	901		(26)
NET INCOME FOR THE YEAR	887	350	682	444	481	1,250	-	4,094
Equity holders of the parent	887	350	682	444	479	1,250		4,092
Non-controlling interests					2			2

(1)	The reconciliation between the values of the reportable segments and the accounting information on revenues and costs reflects the elimination of intercompany transactions.
(2)

The information on operational costs and expenses separated by type is segregated in accordance with the internal business model, which has immaterial differences in relation to the accounting information.

The information for assets by segment is not presented, because this is not part of the information made available to the Company’s Chief Operating Decision Maker (‘CODM’), that is the Board of Directors.

Accounting policy

The operating results of all operating segments, for which discrete financial information is available, are reviewed regularly by the CODM, to make decisions about resources to be allocated to the segment, and to assess its performance.

Segment results that are reported to the CODM include items directly attributable to the segment, as well as those that can be allocated on a reasonable basis. Unallocated items mainly comprise corporate assets and head office expenses.